MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communications - 12.9%
Entertainment Content - 1.6%
Walt Disney Company (The) (a)	12,150	$ 1,760,535

Internet Media & Services - 11.3%
Alphabet, Inc. - Class A (a)	1,495	4,242,735
Alphabet, Inc. - Class C (a)	1,868	5,322,007
Meta Platforms, Inc. - Class A (a)	7,790	2,527,543
		12,092,285
Consumer Discretionary - 19.6%
E-Commerce Discretionary - 3.3%
Amazon.com, Inc. (a)	1,000	3,507,070

Home Construction - 3.1%
Lennar Corporation - Class A	31,900	3,351,095

Leisure Products - 1.0%
Malibu Boats, Inc. - Class A (a)	14,850	1,031,629

Retail - Discretionary - 12.2%
Lowe's Companies, Inc.	45,250	11,067,698
Williams-Sonoma, Inc.	10,730	2,090,633
		13,158,331
Consumer Staples - 2.5%
Beverages - 0.8%
Boston Beer Company, Inc. (The) - Class A (a)	1,925	868,502

Food - 0.8%
Nestlé S.A. - ADR	6,970	895,645

Retail - Consumer Staples - 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	14,775	914,425

Financials - 11.3%
Asset Management - 2.8%
BlackRock, Inc.	2,490	2,252,479

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 11.3% (Continued)
Asset Management - 2.8% (Continued)
Blackstone, Inc. (The)	5,000	$ 707,250
		2,959,729
Banking - 2.3%
Bank of America Corporation	56,000	2,490,320

Insurance - 6.2%
Berkshire Hathaway, Inc. - Class B (a)	24,150	6,682,063

Health Care - 9.8%
Biotech & Pharma - 4.6%
Bristol-Myers Squibb Company	18,130	972,312
Merck & Company, Inc.	17,500	1,310,925
Novartis AG - ADR	20,420	1,627,474
Vertex Pharmaceuticals, Inc. (a)	5,400	1,009,476
		4,920,187
Health Care Facilities & Services - 3.6%
CVS Health Corporation	44,000	3,918,640

Medical Equipment & Devices - 1.6%
Medtronic plc	15,820	1,687,994

Industrials - 9.8%
Diversified Industrials - 1.2%
3M Company	7,470	1,270,199

Electrical Equipment - 2.1%
Johnson Controls International plc	30,000	2,242,800

Industrial Support Services - 5.6%
United Rentals, Inc. (a)	17,940	6,076,996

Machinery - 0.9%
Stanley Black & Decker, Inc.	5,525	965,549

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Technology - 32.6%
Semiconductors - 8.2%
Applied Materials, Inc.	35,365	$ 5,205,374
Broadcom, Inc.	6,575	3,640,446
		8,845,820
Software - 12.0%
Microsoft Corporation	39,000	12,893,010

Technology Hardware - 10.4%
Apple, Inc.	68,065	11,251,145

Technology Services - 2.0%
Visa, Inc. - Class A	11,000	2,131,470

Total Common Stocks (Cost $33,991,173)		$ 105,915,439

EXCHANGE-TRADED FUNDS - 0.9%	Shares	Value
iShares Core MSCI Pacific ETF (Cost $788,522)	14,690	$ 936,194

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.03% (b) (Cost $645,967)	645,967	$ 645,967

Investments at Value - 100.0% (Cost $35,425,662)		$ 107,497,600

Liabilities in Excess of Other Assets - (0.0%) (c)		(20,250)

Net Assets - 100.0%		$ 107,477,350

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
S.A.	- Societe Anonyme

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2021.
(c)	Percentage rounds to less than 0.1%.